Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 9 - Related Party Transactions

As described in footnote 8 above, the Company and James M. Askew entered into an amendment to his consulting agreement pursuant to which the Company will pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.  During the six months ended February 29, 2012, Mr. Askew was paid $60,000 under his agreement and the Company recognized $59,043 in travel expenses payable to Mr. Askew.

Rodeo Resources, Ltd., a related party, was paid $15,011 in general and administrative expenses during the six months ended February 29, 2012.

Note 9.  Related Party Transactions

The Company and James Askew, the holder of over 5% of our outstanding shares of common stock, entered into a consulting agreement, dated July 11, 2011, pursuant to which he was issued 3,000,000 shares valued at $465,000 for general business development services.  The agreement was amended, effective September 1, 2011, under which the Company further agreed to pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.

The agreement was amended, effective September 1, 2011, under which the Company further agreed to pay Mr. Askew a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the agreement.

In February 2011, Mr. John Eddie Williams was repaid the principal of $1 million plus $64,438 in interest related to a short-term note issued in April 2010 and Reese Minerals, Ltd. was repaid the principal of $750,000 plus $49,500 in interest related to a short-term note issued in April 2010.  Mr. Williams and Reese Minerals, Ltd. are both holders of over 5% of our outstanding shares of common stock.

Prior to Mr. Fluker becoming an executive officer of the Company in December 2011, the Company paid $57,000 to Chilcas International, Inc. (“Chilcas”), an entity in which Mr. Fluker is the sole shareholder for consulting services rendered.  In March 2010, Mr. Fluker was issued 3,000,000 restricted common shares valued at $30,000 as a partial payment for billings from Chilcas.

In December 2010, the Company issued to John Eddie Williams, Jr. and Reese Minerals, Ltd. 14% debentures in the aggregate principal amount of $3.8 million.  These debentures were paid in full in February 2011.  In fiscal year 2011, Mr. Williams and Reese Minerals, Ltd. were paid an aggregate of $51,014 of interest related to debentures.

Also in December 2010, the Company sold to John Eddie Williams and Reese Minerals Ltd. 1 million shares of common stock for an aggregate purchase price of $200,000.  Mr. Williams and Reese Minerals Ltd. were also issued 20 million shares each valued at $4,000,000 each pursuant to consulting agreements entered into in December 2010.

In March 2010, the Company entered into a debt conversion agreement with Mr. Askew, under which Mr. Askew converted $400,000 of outstanding debt into 40 million shares of Company common stock. Prior to conversion of the debt, Mr. Askew agreed to forgive all $631,444 of interest accrued on the debt through March 11, 2010. This note was paid in full in February 2011.  Mr. Askew was paid a total of $66,519 in interest during fiscal 2011.

The Company acquired the rights relating to each of its oil and gas interests by virtue of several assignments from certain of our executive officers, consisting of Messrs. Connally, Ford (through Rodeo Resources LP, a limited partnership in which Mr. Ford serves as the managing member of the general partner), Miller, and Mr. Askew (collectively the “Assignors”) occurring between March and July 2010.

In connection with the assignment of the interests in Block XXIV and the Peru TEA to the Company, the Company paid the Assignors a $600,000 fee by issuing each Assignor 15 million shares of the Company’s common stock.  The Assignors were also granted an aggregate 2% overriding royalty interest, proportionately reduced, on the Company’s interest in Block XXIV and the Peru TEA.  In connection with the assignment of the interests in Block CPO-4 to the Company, the Assignors were granted an aggregate 2% overriding royalty interest, proportionately reduced, on the Company’s interest in Block CPO-4.  In connection with the assignment of the interests in Block Z-46, the Company paid the Assignors a fee by issuing to each of the Assignors 14 million shares of the Company’s common stock.  The shares were valued at approximately $2,912,000. The Assignors were also granted an aggregate 2% overriding royalty interest, proportionately reduced, on the Company’s interest in Block Z-46.

In March 2010, Mr. Ford, through Rodeo Resources LP, was issued 300,000 shares of common stock in connection with the sale of Gulf United Energy del Peru Ltd. to the Company.  Gulf United Energy del Peru Ltd. is a wholly-owned subsidiary of the Company and holds the Company’s assets relating to Block XXIV and Peru TEA. Jim Ford, an executive officer of the Company, serves as the managing member of the general partner of Rodeo Resources, LP.

In January 2010, Mr. Fluker acquired 1 million shares of common stock for $10,000 cash in connection with the Company’s private placement.  Additionally, in January 2010, Rodeo Resources, LP and Mr. Miller each acquired 2,500,000 shares of common stock for $25,000 cash in connection with the Company’s private placement.

Also in December 2010, the Company sold to John Eddie Williams and Reese Minerals Ltd. 1 million shares of common stock for an aggregate purchase price of $200,000.  Mr. Williams and Reese Minerals Ltd. were also issued 20 million shares each valued at $4,000,000 each pursuant to consulting agreements entered into in December 2010.